Other reserves	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Other Reserves

Other reserves attributable to Shell plc shareholders

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2025	37,298	154	270	1,417	(19,373)	19,766
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	1,467	1,467
Transfer from other comprehensive income	—	—	—	—	26	26
Repurchases of shares	—	—	33	—	—	33
Share-based compensation	—	—	—	(58)	—	(58)
At December 31, 2025	37,298	154	303	1,359	(17,880)	21,234
At January 1, 2024	37,298	154	236	1,308	(17,851)	21,145
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	(1,715)	(1,715)
Transfer from other comprehensive income	—	—	—	—	193	193
Repurchases of shares	—	—	34	—	—	34
Share-based compensation	—	—	—	109	—	109
At December 31, 2024	37,298	154	270	1,417	(19,373)	19,766
At January 1, 2023	37,298	154	196	1,140	(17,656)	21,132
Other comprehensive loss attributable to Shell plc shareholders	—	—	—	—	(83)	(83)
Transfer from other comprehensive income	—	—	—	—	(112)	(112)
Repurchases of shares	—	—	40	—	—	40
Share-based compensation	—	—	—	168	—	168
At December 31, 2023	37,298	154	236	1,308	(17,851)	21,145
The merger reserve and share premium reserve were established as a consequence of the Company becoming the single parent company of Royal Dutch Petroleum Company and The "Shell" Transport and Trading Company, plc, now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc.
The capital redemption reserve was established in connection with repurchases of shares of the Company.
The share plan reserve is in respect of equity-settled share-based compensation plans (see Note 28). The movement comprises the net of the charge for the year and the release as a result of vested awards.
29. Other reserves continued
Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Shell plc shareholders

								$ million
	Currency translation differences	Equity instruments remeasurements	Debt instruments remeasurements	Cash flow hedging (losses)/gains	Net investment hedging (losses)/gains	Deferred cost of hedging	Retirement benefits remeasurements	Total
At January 1, 2025	(14,482)	(40)	(29)	(311)	(2,008)	(247)	(2,256)	(19,373)
Recognised in other comprehensive income	5,819	(60)	22	(295)	22	13	(6,313)	(792)
Reclassified to income	108	—	2	(31)	—	18	—	97
Reclassified to the balance sheet	—	—	—	61	—	(60)	—	1
Reclassified to retained earnings	—	22	—	—	—	—	4	26
Tax on amounts recognised/reclassified	(10)	19	—	66	(6)	(3)	2,157	2,223
Total, net of tax	5,917	(19)	24	(199)	16	(32)	(4,152)	1,555
Share of joint ventures and associates	64	(45)	—	101	—	—	11	131
Other comprehensive income/(loss) for the period	5,981	(64)	24	(98)	16	(32)	(4,141)	1,686
Less: non-controlling interest	(199)	1	—	—	—	—	5	(193)
Attributable to Shell plc shareholders	5,782	(63)	24	(98)	16	(32)	(4,136)	1,493
At December 31, 2025	(8,700)	(103)	(5)	(409)	(1,992)	(279)	(6,392)	(17,880)
At January 1, 2024	(11,213)	73	(34)	(451)	(2,008)	(174)	(4,044)	(17,851)
Recognised in other comprehensive income	(4,574)	(7)	20	211	—	(137)	1,854	(2,633)
Reclassified to income	1,256	—	16	29	—	24	—	1,325
Reclassified to the balance sheet	—	—	(11)	32	—	—	—	21
Reclassified to retained earnings	—	(182)	—	—	—	—	375	193
Tax on amounts recognised/reclassified	70	35	(20)	(56)	—	40	(447)	(378)
Total, net of tax	(3,248)	(154)	5	216	—	(73)	1,782	(1,472)
Share of joint ventures and associates	(42)	43	—	(76)	—	—	4	(71)
Other comprehensive (loss)/income for the period	(3,290)	(111)	5	140	—	(73)	1,786	(1,543)
Less: non-controlling interest	21	(2)	—	—	—	—	2	21
Attributable to Shell plc shareholders	(3,269)	(113)	5	140	—	(73)	1,788	(1,522)
At December 31, 2024	(14,482)	(40)	(29)	(311)	(2,008)	(247)	(2,256)	(19,373)
At January 1, 2023	(12,590)	487	(75)	(524)	(1,964)	(26)	(2,964)	(17,656)
Recognised in other comprehensive income	1,393	(67)	33	(196)	(44)	(273)	(1,088)	(242)
Reclassified to income	1	—	9	162	—	61	—	233
Reclassified to the balance sheet	—	—	(1)	117	—	1	—	117
Reclassified to retained earnings	—	(112)	—	—	—	—	—	(112)
Tax on amounts recognised/reclassified	3	(32)	—	(12)	—	63	5	27
Total, net of tax	1,397	(211)	41	71	(44)	(148)	(1,083)	23
Share of joint ventures and associates	16	(202)	—	2	—	—	1	(183)
Other comprehensive (loss)/income for the period	1,413	(413)	41	73	(44)	(148)	(1,082)	(160)
Less: non-controlling interest	(36)	(1)	—	—	—	—	2	(35)
Attributable to Shell plc shareholders	1,377	(414)	41	73	(44)	(148)	(1,080)	(195)
At December 31, 2023	(11,213)	73	(34)	(451)	(2,008)	(174)	(4,044)	(17,851)